Debentures (Details) R$ in Thousands, $ in Millions						6 Months Ended
		Dec. 21, 2017 BRL (R$)	Dec. 07, 2017 USD ($)	Aug. 10, 2017 USD ($)	Dec. 14, 2012 BRL (R$)	Jun. 30, 2018 BRL (R$)	Jun. 30, 2018 BRL (R$) Installment Semester		Dec. 31, 2017 BRL (R$)		Dec. 14, 2012 BRL (R$) Installment Debenture	Jun. 27, 2011 BRL (R$) Debenture
Disclosure of detailed information about borrowings [line items]
Debentures							R$ 942,088		R$ 1,068,979
Face value of debentures						R$ 1,068,979	R$ 942,088		1,068,979
Debentures [Roll Forward]
Beginning Balances						1,068,979
Interest						42,347
Conversion into a private debt acknowledgment						(169,238)
Ending Balances						R$ 942,088
Bottom of Range [Member]
Covenants [Abstract]
Net debt to EBITDA ratio							2.8
Debt service coverage ratio							1.2
Top of Range [Member]
Covenants [Abstract]
Net debt to EBITDA ratio							2.8
Debt service coverage ratio							1.0
December 31, 2018 [Member]
Covenants [Abstract]
Net debt to EBITDA ratio							4.0
December 31, 2019 and Subsequent Fiscal Years [Member]
Covenants [Abstract]
Net debt to EBITDA ratio							3.5
December 31, 2019 [Member]
Covenants [Abstract]
Number of semesters | Semester							3
December 31, 2019 [Member] | Top of Range [Member]
Covenants [Abstract]
Net debt to EBITDA ratio							3.0
1st Issue Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	[1]						R$ 265,195		R$ 419,236
Annual charges	[1]					CDI + Interest from 2.0%
Interest rate basis	[1]						2.00%		2.00%
Number of debentures issued | Debenture												2,720
Face value of debentures						R$ 419,236	R$ 265,195		R$ 419,236			R$ 250
Debentures [Roll Forward]
Beginning Balances						419,236
Interest						15,197
Conversion into a private debt acknowledgment						(169,238)
Ending Balances						R$ 265,195
2nd Issue Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	[2]						R$ 676,893		R$ 649,743
Annual charges	[2]					CDI + Interest from 2.0%
Interest rate basis							2.00%	[2]	2.00%	[2]	2.60%
Number of debentures issued | Debenture											2,600
Number of debentures authorized | Debenture											3,000
Face value of debentures					R$ 250	R$ 649,743	R$ 676,893		R$ 649,743		R$ 250
Repayment		R$ 166,881
Maturity period					P5Y	P8Y
Number of installments, repayment of principal | Installment							11				7
Prepayment of debentures | $				$ 200
Discount rate on debt instruments issued		25.00%
Grace period for payment of principal						3 years
Grace period for payment of interest						2 years
Interest accrued period						18 months
Percentage of discount effective interest rate							10.00%
Debentures [Roll Forward]
Beginning Balances						R$ 649,743
Interest						27,150
Conversion into a private debt acknowledgment						0
Discount		R$ 41,720
Ending Balances					R$ 250	R$ 676,893
2nd Issue Debentures [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of debentures | $			$ 100
2nd Issue Debentures [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of debentures | $			$ 200

[1]	1st issue of debentures On June 27, 2011, the Company conducted its 1st issue of unsecured, subordinated debentures, not convertible into shares, with collateral and additional personal guarantee, for public distribution with restricted placement efforts, for the issue of 2,720 debentures, with a face value of R$250, fully paid by Banco BTG Pactual S.A., with semi-annual payments starting of September 2013 and final maturity on March 9, 2017. The proceeds from the issue of these debentures were used to settle loans outstanding from Banco BTG Pactual.
[2]	2nd issue of debentures On December 14, 2012, the Company completed its second issue of unsecured debentures, not convertible into shares, with collateral and additional personal guarantee, for public distribution with restricted placement efforts, for the issue of 3,000 debentures with a face value of R$250. The actual issuance was for 2,600 debentures. The debentures mature in five years and bear interest at the CDI rate plus of 2.60% p.a. Principal would be repaid semiannually, in seven installments beginning in December 2014. In 2015 and 2016, the Company renegotiated installments maturing June 2015, December 2015, June 2016 and December 2016, with payment in 2017. The proceeds from the issue of the debentures were used to settle bank loans, to extend the debt maturities in working capital. On August 10, 2017, Estre entered into a binding facility commitment letter with the holders of the debentures (1st and 2nd issuances) and related debt acknowledgment instrument, which provided for the restructuring of the existing debentures and related debt acknowledgment instrument through the prepayment of US$200 million, a partial debt write-down and the restructuring of the existing debentures. On December 7, 2017, Estre amended the binding facility commitment letter, pursuant to which the creditors agreed to amend the required prepayment to a defined range of the repayment of a minimum debt prepayment of US$100 million and a maximum debt prepayment of US$200 million. On December 21, 2017, Estre completed the debt restructuring and prepaid R$166,881 of the outstanding amount. In addition, the debenture holders granted a haircut for an amount of R$41,720, corresponding to 25% of the prepaid amount. Such haircut was recorded as finance income. As a result of the restructuring above, the outstanding debentures and related debt acknowledgment instrument bear interest at a rate of CDI plus 2.0% per annum, with payments of principal to be repaid semi-annually in 11 installments after a three-year grace period and maturing in 8 years. Interest is payable semi-annually after a grace period of two years on the debenture outstanding balance plus monthly compounded interest accrued over the first 18 months. IAS 39 requires that a substantial modification of the terms of an existing financial liability, or a part of it, should be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Company concluded that the net present value of the cash flows under the new terms of the refinanced debt, discounted at the original effective interest rate was below a 10% difference compared to the discounted present value of the remaining cash flows of the original debt instrument, therefore, the Company accounted for the debt restructuring as a debt modification.